SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Deferred tax liability:
Deferred tax asset
Net Operating Loss Carryforward	5,342,957	4,887,351
Valuation allowance	(5,342,957)	(4,887,351)
Net deferred tax asset
Net deferred tax liability